Note 2 - Summary of Significant Accounting Policies (Details)																					1 Months Ended																3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 12, 2015 USD ($) $ / shares shares	Nov. 02, 2015 USD ($) $ / shares shares	Oct. 13, 2015 USD ($)	Aug. 27, 2015 USD ($)	Jul. 31, 2015 shares	Feb. 27, 2015	Jan. 20, 2015 $ / shares shares	Jan. 16, 2015 $ / shares shares	Dec. 10, 2014 USD ($) shares	Mar. 31, 2014 USD ($)	Mar. 26, 2014 USD ($) shares	Mar. 18, 2014 USD ($) $ / shares shares	Feb. 25, 2014 USD ($) $ / shares shares	Jan. 23, 2014 USD ($)	Jan. 22, 2014 USD ($)	Dec. 19, 2013 USD ($) $ / shares shares	Nov. 20, 2013 USD ($)	Oct. 21, 2013 USD ($)	Sep. 30, 2013 USD ($) shares	Jan. 15, 2013 USD ($)	Aug. 31, 2015	Jun. 30, 2015 USD ($)	Apr. 30, 2014 $ / shares shares	Apr. 17, 2014 USD ($) shares	Apr. 16, 2014 USD ($) $ / shares	Apr. 16, 2014 $ / shares shares	Mar. 31, 2014 USD ($) shares	Mar. 18, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($)	Feb. 26, 2014 USD ($)	Feb. 25, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 19, 2013 USD ($) $ / shares shares	Nov. 20, 2013 USD ($)	Oct. 21, 2013 USD ($)	Sep. 30, 2013 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Apr. 10, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares		Dec. 31, 2013 USD ($) $ / shares	Dec. 19, 2013 USD ($) $ / shares	Dec. 31, 2010 USD ($)	Aug. 11, 2014 shares	Jul. 08, 2014 USD ($)	Jul. 01, 2014 USD ($)	Jun. 18, 2014 USD ($)	Jun. 04, 2014 USD ($)	Jun. 02, 2014 USD ($)	May. 02, 2014 USD ($)	Apr. 02, 2014 USD ($)	Mar. 21, 2014 shares	Mar. 02, 2014 USD ($)	Feb. 02, 2014 USD ($)	Jan. 27, 2014 USD ($)	Jan. 02, 2014 USD ($)	Dec. 02, 2013 USD ($)	Nov. 25, 2013 USD ($)	Nov. 02, 2013 USD ($)	Aug. 30, 2013 USD ($) shares
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash																																					$ 42,000				$ 42,000		$ 62,000
Restructuring and Related Cost, Number of Positions Eliminated																				12
Restructuring Charges																				$ 0																											$ 3,000,000
Debt Instrument, Face Amount																																$ 650,000											$ 520,000		$ 650,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																																$ 0.49					$ 0.23				$ 0.23		$ 0.23		$ 0.49
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																$ 0.02																	$ 0.02													$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days																																														20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share) | $ / shares																																														$ 0.04
Derivative Asset, Fair Value, Gross Liability																$ 243,889																	$ 243,889													$ 243,889
Embedded Derivative, Fair Value of Embedded Derivative Liability																																$ 177,927											$ 129,598	[1]	$ 177,927
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																																											(50,809)		65,962
Debt Instrument, Unamortized Discount																													$ 101,000
Line of Credit Facility, Initiation Date																			Sep. 30, 2013																	Sep. 30, 2013
Line of Credit Facility, Expiration Period																																				1 year
Line of Credit Facility, Maximum Borrowing Capacity																			$ 500,000																	$ 500,000
Line of Credit Facility, Collateral Fees, Amount																																				$ 5,000
Line of Credit Facility, Administrative Fee, Percentage																																				0.50%
Prepayment Fee, Percent																																				0.50%
Long-term Line of Credit																			$ 350,000																	$ 350,000							500,000
Proceeds from Lines of Credit																	$ 50,000	$ 100,000																$ 50,000	$ 100,000
Finite-Lived Intangible Assets, Net																																1,244,712					$ 380,000				$ 380,000		1,131,327	[1]	1,244,712
Amortization of Intangible Assets																																									88,142	$ 85,039	113,385		113,071
Product Warranty Accrual, Current																																1,312,918					$ 854,080				$ 854,080		938,466	[1]	1,312,918
Standard Product Warranty Accrual, Preexisting, Increase (Decrease)																																											(324,349)
Advertising Expense																																											15,000		16,000
Research and Development Expense																																											$ 178,000		243,000
Number of Operating Segments																																					2				2		2
Securities Purchase Agreement Conversion of Convertible Notes Ownership Threshold												9.99%																9.99%
Common Stock, Subscription Period									18 years
Equity Purchase Agreement Initial Takedown Request Submitted Amount		$ 100,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																											$ 36,618		40,602
Gains (Losses) on Extinguishment of Debt																																									$ 732,561	769,148	769,148
Notes Issued																																										$ 160,000
Cash Equivalents, at Carrying Value																																					$ 0				0		$ 0
Product Warranty Accrual, Preexisting, Increase (Decrease)																																					(81,000)				(81,000)
Impairment of Intangible Assets (Excluding Goodwill)																																									277,061
Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value									$ 5,000,000					$ 5,000,000
Common Stock, Subscription Period									18 years					18 years
Common Stock, Shares Subscribed but Unissued (in Shares) | shares																																																3,200,000								35,000,000
Initial Take-Down Request, Amount											$ 300,000																																								$ 100,000	$ 100,000
Proceeds from Issuance of Common Stock		$ 205,000								$ 100,000															$ 200,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares	84,113,042	56,860,050									12,541,806												500,000			44,079,800	500,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.0131	$ 0.00361																							$ 0.02	$ 0.02
Registration Statement Common Stock Shares Registered (in Shares) | shares					150,000,000
Equity Purchase Agreement Initial Takedown Request Submitted Amount				$ 100,000
Debt Issuance Costs, Commitment Fee, Number of Securities (in Shares) | shares									1,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																								$ 16,500	$ 16,500
Material and Workmanship [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																									5 years		5 years
Product Warranty Accrual, Current																																$ 345,000					$ 854,000				$ 854,000		$ 371,000		$ 345,000
Installation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Standard Product Warranty Accrual, Preexisting, Increase (Decrease)																																											$ (324,000)
Subsequent Event [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Operating Segments																					1
Proceeds from Issuance of Common Stock	$ 205,000																																						$ 780,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares	56,860,050																																						53,781,201
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.00361																																						$ 0.013
Subsequent Event [Member] | Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from Issuance of Common Stock	$ 1,100,000	$ 100,000	$ 100,000
Stock Issued During Period, Shares, New Issues (in Shares) | shares	84,113,042
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.0131
Registration Statement Common Stock Shares Registered (in Shares) | shares					150,000,000
Equity Purchase Agreement Initial Takedown Request Submitted Amount			$ 100,000
ASC Recap LLC [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Agreement with Party to Sell Prior Debt Owed to Creditors Amount of Prior Debt Owed															$ 3,700,000
Market Value of Outstanding Debt Principal Percent															25.00%
Litigation Settlement, Amount																								$ 250,000						$ 250,000
Extinguishment of Debt, Amount																														$ 1,027,705
Discounted Stock Issuance Price																														250.00%
Debt Settlement Price																														25.00%
Gains (Losses) on Extinguishment of Debt																														$ 769,148
Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares) | shares													5,000,000																		5,000,000		6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares												$ 0.02	$ 0.02			$ 0.02												$ 0.02			$ 0.02		$ 0.02													$ 0.02
Class of Warrant or Right, Term of Warrants or Rights												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares												7,500,000																7,500,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%																8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.02																		0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days																												20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share) | $ / shares																												$ 0.04
Line of Credit Facility, Repayment of Principle and Accrued Interest, Total, Percent																																						120.00%					120.00%
Derivative Asset, Fair Value, Gross Liability																																											$ 123,000
Embedded Derivative, Fair Value of Embedded Derivative Liability										178,000																	$ 178,000											$ 178,000					178,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																																									41,000		$ 51,000
Debt Conversion, Original Debt, Amount																																									520,000
Interest on Convertible Debt, Accrued and Converted																																									$ 50,531
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																									34,565,577
Convertible Debt [Member] | Subsequent Event [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Term						1 year
Warrants in Connection with December 19, 2013 Convertible Note [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares) | shares																6,250,000
Warrants in Connection with Feb. 25, 2014 Convertible Note [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares) | shares													5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 0.02																		$ 0.02
Warrants in Connection with March 18, 2014 Convertible Note [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Term of Warrants or Rights												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares												7,500,000																7,500,000
Warrants in Connection with December 2013 Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate																																149.10%													149.10%
Fair Value Assumptions, Risk Free Interest Rate																																0.70%													0.70%
Fair Value Assumptions, Expected Term																																4 years 36 days													4 years 36 days
Debt Instrument, Unamortized Discount																																$ 109,000													$ 109,000
Warrants in Connection with February 2014 Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate																													169.10%
Fair Value Assumptions, Risk Free Interest Rate																													0.70%
Fair Value Assumptions, Expected Term																													4 years 36 days
Debt Instrument, Unamortized Discount																													$ 101,000
Warrants in Connection with March 2014 Convertible Debt [Member
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate																											168.80%
Fair Value Assumptions, Risk Free Interest Rate																											0.80%
Fair Value Assumptions, Expected Term																											4 years 36 days
Debt Instrument, Unamortized Discount										$ 154,000																	$ 154,000											$ 154,000
Patents [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period																																									9 years 3 months		10 years
Finite-Lived Intangible Assets, Net																																											$ 1,100,000
Finite-Lived Intangible Assets, Accumulated Amortization																																											$ 314,000
Finite-Lived Intangible Asset, Useful Life																																											17 years
Amortization of Intangible Assets																																											$ 113,000		113,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months																																											113,000
Other Finite-Lived Intangible Assets, Gross																																											$ 141,000
Impairment of Intangible Assets (Excluding Goodwill)																																									$ 277,000
Minimum [Member] | Solar Panels and Inverters [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																									15 years		15 years
Minimum [Member] | Installation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																											5 years
Minimum [Member] | Defective Products [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																											5 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line of Credit Facility, Administrative Fee, Amount																																				$ 500
Common Stock, Subscription Period									18 months
Maximum [Member] | Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Initial Take-Down Request, Amount																																																	$ 125,000
Common Stock, Value, Subscriptions									$ 5,000,000
Maximum [Member] | Solar Panels and Inverters [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																									25 years		25 years
Maximum [Member] | Installation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																											10 years
Maximum [Member] | Defective Products [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																																											25 years
Series D Preferred Stock [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares) | shares																																																																930
Series D Preferred Stock [Member] | Securities Pledged as Collateral [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares) | shares																			50																	50
Upon Effectiveness of Registration Statement [Member] | Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares								500,000																																			500,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares								$ 0.0169
First Draw Down Notice [Member] | Southridge Partners II, LP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares							500,000																																				500,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.0161
Advances [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																			12.00%																	12.00%
Advances [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Monthly Interest Expense, Debt																			$ 500																	$ 500
Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												8.00%																8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares												$ 0.02																$ 0.02
Debt Conversion, Original Debt, Amount																																											$ 940,000
Interest on Convertible Debt, Accrued and Converted																																											$ 68,319
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																											50,439,751
Matures October 31, 2014 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																															$ 30,000
Matures November 30, 2014 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																													$ 30,000
Matures February 28, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																									$ 30,000
Matures January 31, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																										$ 30,000
Matures December 31, 2014 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																												$ 30,000
Matures Between October 31, 2014 And February 28, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																									$ 150,000
Matures March 31, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																							$ 20,000
Matures April 30, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																						$ 20,000
Matures May 31, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																					$ 20,000
Matures Between March 31, 2015 and May 31, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																					$ 60,000
Matures June 30, 2015 [Member] | Convertible Note Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																		$ 10,000
Accounts Receivable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 200,000																	$ 200,000
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																			80.00%																	80.00%
Raw Materials [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																			50.00%																	50.00%
Finished Goods [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																			65.00%																	65.00%
Cash [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																			95.00%																	95.00%
Aggregate, Cash, Raw Material, and Finished Goods [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 300,000																	$ 300,000
Settled Litigation [Member] | ASC Recap LLC [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																							$ 0.031
Stock Issued During Period, Shares, Other (in Shares) | shares																							8,079,800	8,079,800
DLA Piper LLP US [Member] | Settled for Payable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Conversion, Original Debt, Amount																						$ 957,000
Notes Issued																						$ 225,000
Gains (Losses) on Restructuring of Debt																																									$ 733,000
Convertible Notes Maturing on August 29, 2015 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																																$ 200,000
Convertible Notes Maturing on November 25, 2013 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																														$ 200,000
Convertible Notes Maturing on December 19, 2013 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																$ 250,000																	$ 250,000													$ 250,000
Convertible Notes Maturing on January 27, 2016 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																																											$ 100,000
Convertible Notes Maturing on February 25, 2016 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount													$ 200,000																$ 200,000		$ 200,000
Convertible Notes Maturing on March 18, 2016 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount												$ 300,000																$ 300,000
Convertible Notes Maturing on December 19, 2015 [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount																																$ 250,000													$ 250,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.